Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”), include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated on consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company is United States Dollar. The functional currency of the subsidiaries other than the subsidiaries in the PRC and the Thailand is Hong Kong dollar. The subsidiaries in the PRC and Thailand have their local currency, Renminbi, Thai Baht as their functional currencies.

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in the consolidated statement of income. Aggregate net foreign currency transaction gain (loss) were (HK$1,164), HK$10,127, HK$2,102 and (HK$8,206) for the years ended April 30, 2011, 2012 and the 8-month period ended December 31, 2012 and for the year ended December 31, 2013, respectively.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements originally presented in a currency different from the Company’s reporting currency have been converted into Hong Kong dollars. Assets and liabilities have been translated into Hong Kong dollars at the closing rates at the reporting date. Income and expenses have been converted into the Hong Kong dollars at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the shareholders’ equity.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with the US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates relate to allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and contingencies. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand and demand deposits with banks with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value.

Receivables, Policy [Policy Text Block]
Trade receivables

Trade receivables are stated at the amount management expects to collect from balances outstanding at reporting period end. Based on management’s assessment of the credit history with customers having outstanding balances and current relationships with them, it has concluded that realization losses on balances outstanding at reporting period end will be immaterial.

Premiums Receivable, Allowance for Doubtful Accounts, Estimation Methodology, Policy [Policy Text Block]
Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers’ financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Trade receivables are written off if reasonable collection efforts are not successful.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. Cost is determined on using the first-in first-out method. Work-in-progress and finished goods comprises of raw materials, direct labour and overhead associated with the manufacturing process. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at acquisition cost less accumulated depreciation and impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	5%
Plant and machineries	20%
Furniture, fixtures and equipment	20%-33.33%
Leasehold improvements	20%-33.33%
Computer equipment	33.33%-50%
Motor vehicles	20%
Moulds	33.33%-92%

The assets’ estimated residual values, depreciation methods and estimated useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Construction in progress represents assets in the course of construction for production or for its own use purpose. It is stated at cost less any impairment loss and is not depreciated. Cost includes direct costs incurred during the periods on construction, installation and testing plus interest charges arising from borrowings used to finance these assets during the construction period, if any. Construction in progress is reclassified to the appropriate category of property, plant and equipment and depreciation commences when the construction work is completed and the asset is ready for use.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of income.

All other costs, such as repairs and maintenance are charged to the operations during the financial period in which they are incurred.

Prepaid Lease Payments and Lease Financing, Policy [Policy Text Block]
Prepaid lease payments

Upfront payments made to acquire land held under an operating lease are stated at costs less accumulated amortization and any accumulated impairment losses. The determination if an arrangement is or contains a lease and the lease is an operating lease is detailed as below. Amortization is calculated on a straight line basis over the term of the lease/right of use except where an alternative basis is more representative of the time pattern of benefits to be derived by the Company from use of the land.

Lease, Policy [Policy Text Block]
Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has both capital leases and operating leases in the periods presented.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Valuation of long-lived assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contract, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these returns as deduction from sales. Products returns to the Company were insignificant during past years.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Company presents comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220 “Comprehensive Income”. FASB ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling cost

Shipping and handling costs related to the delivery of finished goods are included in selling, general and administrative expenses. For the years ended April 30, 2011 and 2012 and for the 8-month period ended December 31, 2012 and for the year ended December 31, 2013, shipping and handling costs were HK$15,549, HK$17,421, HK$12,474 and HK$14,630 respectively

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740 “Income taxes”, which requires an entity to recognize deferred tax assets and liabilities using the asset and liability method. Under this method, deferred income taxes are recognized for all temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest or penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Post-retirement and post-employment benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance for all of its Hong Kong employees who are eligible to participate in the Mandatory Provident Fund (“MPF”) Scheme. Contributions are made based on a percentage of the employees’ basic salaries.

The employees of the Company’s subsidiaries which operate in the PRC are required to participate in a central pension scheme operated by the local municipal government. PRC subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme.

Contributions are recognized as an expense in consolidated statement of income as employees render services during the period. The Company's obligations under these plans are limited to the fixed percentage contributions payable.

Earnings Per Share, Policy [Policy Text Block]
Net income per share

Basic net income per share is computed by dividing net income available to ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. In computing the dilutive effect of potential ordinary shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Derivatives, Policy [Policy Text Block]
Derivatives

Derivatives are carried at fair value and are reported as other current assets when the Company has a contractual right to receive cash from the counterparty that are potentially favorable to the Company and as accrued and other current liabilities where the Company has a contractual obligation to deliver cash to a counterparty that are potentially unfavorable to the Company.

If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in the consolidated statement of income and comprehensive income. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the consolidated statement of income and comprehensive income when the hedged item affects net income. If a derivative does not qualify as a hedge, it is marked to fair value through the consolidated statement of income and comprehensive income.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

The Company has adopted FASB ASC 820 “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework for measuring fair value in the US GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements

In January 2013, FASB has issued Accounting Standards Update (ASU) No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU clarifies that ordinary trade receivables and receivables are not in the scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. Specifically, ASU 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. The FASB undertook this clarification project in response to concerns expressed by U.S. stakeholders about the standard’s broad definition of financial instruments. After the standard was finalized, companies realized that many contracts have standard commercial provisions that would equate to a master netting arrangement, significantly increasing the cost of compliance at minimal value to financial statement users. An entity is required to apply the amendments in ASU 2013-01 for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11.

In February 2013, FASB has issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU improves the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.
The new amendments will require an organization to:

⋅ Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
⋅ Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). A private company is required to meet the reporting requirements of the amended paragraphs about the roll forward of accumulated other comprehensive income for both interim and annual reporting periods. However, private companies are only required to provide the information about the effect of reclassifications on line items of net income for annual reporting periods, not for interim reporting periods. The amendments are effective for reporting periods beginning after December 15, 2012, for public companies and are effective for reporting periods beginning after December 15, 2013, for private companies. Early adoption is permitted.

In February 2013, FASB issued Accounting Standards Update (ASU) No. 2013-03, Financial Instruments (Topic 825). This ASU clarifies the scope and applicability of a disclosure exemption that resulted from the issuance of Accounting Standards Update No. 2011-04,Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendment clarifies that the requirement to disclose"the level of the fair value hierarchy within which the fair value measurements are categorized in their entirety (Level 1, 2, or 3)" does not apply to nonpublic entities for items that are not measured at fair value in the statement of financial position, but for which fair value is disclosed. This ASU is the final version of Proposed Accounting Standards Update 2013-200—Financial Instruments (Topic 825) which has been deleted. The amendments are effective upon issuance.

In February 2013, FASB has issued Accounting Standards Update (ASU) No. 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. This ASU provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this ASU is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this ASU also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2014, and interim periods and annual periods thereafter. The amendments in this ASU should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the ASU’s scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this ASU) and should disclose that fact. Early adoption is permitted.

In March 2013, FASB has issued Accounting Standards Update (ASU) No. 2013-05, Foreign Currency Matters (Topic 830). This ASU resolve the diversity in practice about whether Subtopic 810-10, Consolidation—Overall, or Subtopic 830-30, Foreign Currency Matters—Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity. In addition, the amendments in this Update resolve the diversity in practice for the treatment of business combinations achieved in stages (sometimes also referred to as step acquisitions) involving a foreign entity. This ASU is the final version of Proposed Accounting Standards Update EITF11Ar—Foreign Currency Matters (Topic 830), which has been deleted. The amendments in this Update are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. For nonpublic entities the amendments in this Update are effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption.

In April 2013, FASB Accounting Standards Update 2013-07,Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. This ASU clarifies when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. Liquidation is the process by which a company converts its assets to cash or other assets and settles its obligations with creditors in anticipation of ceasing all of its activities. An organization in liquidation must prepare its financial statements using a basis of accounting that communicates information to users of those financial statements to enable those users to develop expectations about how much the organization will have available for distribution to investors after disposing of its assets and settling its obligations. The ASU requires organization to prepare its financial statements using the liquidation basis of accounting when liquidation is “imminent.” Liquidation is considered imminent when the likelihood is remote that the organization will return from liquidation and either: (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties; or (b) a plan for liquidation is being imposed by other forces (e.g., involuntary bankruptcy). In cases where a plan for liquidation was specified in the organization’s governing documents at inception (e.g., limited-life entities), the organization should apply the liquidation basis of accounting only if the approved plan for liquidation differs from the plan for liquidation that was specified in the organization’s governing documents. The ASU requires financial statements prepared using the liquidation basis to present relevant information about a company’s resources and obligations in liquidation, including the following:
⋅ The organization’s assets measured at the amount of the expected cash proceeds from liquidation, including any items it had not previously recognized under U.S. GAAP that it expects to either sell in liquidation or use in settling liabilities (e.g., trademarks).
⋅ The organization’s liabilities as recognized and measured in accordance with existing guidance that applies to those liabilities.
⋅ Accrual of the costs it expects to incur and the income it expects to earn during liquidation, including any anticipated disposal costs.

This ASU is effective for interim and annual reporting periods beginning after December 15, 2013, with early adoption permitted.

In July 2013, The FASB has published Accounting Standards Update 2013-09, Fair Value Measurement (Topic 820): Deferral of the Effective Date of Certain Disclosures for Nonpublic Employee Benefit Plans in Update No. 2011-04. This ASU defers indefinitely certain disclosures about investments held by nonpublic employee benefit plans in their plan sponsors’ own nonpublic equity securities. The ASU was approved by the FASB on June 12, 2013. ASU No. 2013-09, Fair Value Measurement (Topic 820): Deferral of the Effective Date of Certain Disclosures for Nonpublic Employee Benefit Plans in Update No. 2011-04, applies to disclosures of certain quantitative information about the significant unobservable inputs used in Level 3 fair value measurement for investments held by certain employee benefit plans.